ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE
On December 18, 2015, the Company entered into an agreement to sell TC Offshore LLC (TCO) to a third party and expects the sale to close in early 2016. As a result, at December 31, 2015, the related assets and liabilities were held for sale in the Natural Gas Pipelines segment and were recorded at their fair values less costs to sell. This resulted in a loss of $125 million pre-tax in 2015 which is included in (Loss)/gain on assets held for sale/sold in the Consolidated statement of income. TCO is a FERC regulated entity that operates as part of ANR. TCO does not represent a major line of business or geographical area of the Company, and therefore is not considered to be a discontinued operation as of December 31, 2015.

at December 31	2015
(millions of Canadian $)

Assets Held for Sale
Accounts receivable	4
Inventories	1
Other current assets	1
Plant, property and equipment	14
Total Assets Held for Sale (included in Other current assets, Note 5)	20
Liabilities Related to Assets Held for Sale
Accounts payable and other	38
Other long-term liabilities	1
Total Liabilities Related to Assets Held for Sale (included in Accounts payable and other, Note 13)	39